Financial risk management - Sensitivity analysis (Detail) € in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Derivative [Line Items]
Increase of interest rates, percentage	0.010
Decrease of interest rates, percentage	0.010
Equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	€ 34.4	€ 29.3
Sensitivity analysis, impact of 1 percent point increase in interest rates	0.0	0.0
Net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	20.3	17.5
Sensitivity analysis, impact of 1 percent point increase in interest rates	43.5	17.2
US dollar | Equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	34.4	30.2
US dollar | Net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	4.3	11.5
Japanese yen | Equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	0.0	0.9
Japanese yen | Net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	13.4	4.2
Taiwanese dollar | Equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	0.0	0.0
Taiwanese dollar | Net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	1.3	6.2
Other currencies | Equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	0.0	0.0
Other currencies | Net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	€ 3.9	€ 4.0